Loans and Allowance for Loan Losses - Loans modified as troubled debt restructurings (Details 8)	12 Months Ended
	Dec. 31, 2017 USD ($) Loan	Dec. 31, 2016 USD ($) Loan
Accounts, Notes, Loans and Financing Receivable [Line Items]
Troubled debt restructurings, number of modifications | Loan	9	3
Troubled debt restructurings, recorded investment | $	$ 720,377	$ 967,042
Real estate loans | 1-4 family
Accounts, Notes, Loans and Financing Receivable [Line Items]
Troubled debt restructurings, number of modifications | Loan	2	1
Troubled debt restructurings, recorded investment | $	$ 103,621	$ 40,395
Real estate loans | Commercial real estate
Accounts, Notes, Loans and Financing Receivable [Line Items]
Troubled debt restructurings, number of modifications | Loan	1	1
Troubled debt restructurings, recorded investment | $	$ 139,467	$ 708,922
Real estate loans | Agricultural real estate
Accounts, Notes, Loans and Financing Receivable [Line Items]
Troubled debt restructurings, number of modifications | Loan	1	0
Troubled debt restructurings, recorded investment | $	$ 236,500	$ 0
Real estate loans | Home equity
Accounts, Notes, Loans and Financing Receivable [Line Items]
Troubled debt restructurings, number of modifications | Loan	0	0
Troubled debt restructurings, recorded investment | $	$ 0	$ 0
Commercial
Accounts, Notes, Loans and Financing Receivable [Line Items]
Troubled debt restructurings, number of modifications | Loan	1	1
Troubled debt restructurings, recorded investment | $	$ 132,901	$ 217,725
Agricultural business
Accounts, Notes, Loans and Financing Receivable [Line Items]
Troubled debt restructurings, number of modifications | Loan	1	0
Troubled debt restructurings, recorded investment | $	$ 93,914	$ 0
Consumer
Accounts, Notes, Loans and Financing Receivable [Line Items]
Troubled debt restructurings, number of modifications | Loan	3	0
Troubled debt restructurings, recorded investment | $	$ 13,974	$ 0